COLUMBIA SHORT TERM BOND FUND, INC.

                                  (THE "FUND")

                              CLASS T AND G SHARES

               SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 1, 2004


The Class T Sales Charges table on page 8 of the prospectus is amended as follows:

--------------------------------------------------------------------------------------------------
Class T Sales Charges
--------------------------------------------------------------------------------------------------


                                              As a % of                          % of offering
                                             the public          As a %         price retained
                                              offering          of your         by financial
                                               price           investment           advisor
Amount purchased

Less than $50,000                               4.75              4.99               4.25
------------------------------------------ ---------------- ------------------ ------------------
$50,000 to less than $100,000                   4.50              4.71               3.75
------------------------------------------ ---------------- ------------------ ------------------
$100,000 to less than $250,000                  3.50              3.63               2.75
------------------------------------------ ---------------- ------------------ ------------------
$250,000 to less than $500,000                  2.50              2.56               2.00
------------------------------------------ ---------------- ------------------ ------------------
$500,000 to less than $1,000,000                2.00              2.04               1.75
------------------------------------------ ---------------- ------------------ ------------------
$1,000,000 or more                              0.00              0.00               0.00


                                                                    June 4, 2004
112-36/085S-0604